Loss per share (Details) - GBP (£) £ / shares in Units, £ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Earnings per share [abstract]
Basic loss for the period	£ (35,971)	£ (28,676)	£ (73,614)	£ (44,168)
Diluted loss for the period	£ (35,971)	£ (28,676)	£ (73,614)	£ (44,168)
Basic weighted average number of shares (in shares)	123,748,524	121,899,774	123,504,575	121,432,193
Diluted weighted average number of shares (in shares)	123,748,524	121,899,774	123,504,575	121,432,193
Basic loss per share (GBP per share)	£ (0.29)	£ (0.24)	£ (0.60)	£ (0.36)
Diluted loss per share (GBP per share)	£ (0.29)	£ (0.24)	£ (0.60)	£ (0.36)